iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 17,912 $ 919,602
American Airlines Group, Inc.
(a)
................ 93,535 1,509,655
Copa Holdings SA , Class A , NVS
(a) (b)
............ 4,154 382,500
Delta Air Lines, Inc.
(a)
...................... 92,722 3,625,430
JetBlue Airways Corp.
(a)
.................... 46,560 372,480
Southwest Airlines Co. ..................... 85,774 3,068,136
United Airlines Holdings, Inc.
(a)
................ 47,237 2,312,724
12,190,527
a
Auto Components  —  1 .2%
Aptiv PLC
(a)
............................. 39,159 4,428,491
BorgWarner, Inc. ......................... 33,800 1,598,064
Gentex Corp. ........................... 34,027 1,004,137
Lear Corp. ............................. 8,519 1,241,900
QuantumScape Corp. , Class A
(a) (b)
............. 36,652 311,908
8,584,500
a
Automobiles  —  10 .2%
Ford Motor Co. .......................... 571,309 7,718,385
General Motors Co. ....................... 205,376 8,075,384
Harley-Davidson, Inc. ...................... 19,480 896,664
Lucid Group, Inc.
(a) (b)
....................... 76,982 899,920
Rivian Automotive, Inc. , Class A
(a)
.............. 75,258 1,460,005
Tesla, Inc.
(a)
............................. 304,618 52,765,930
Thor Industries, Inc. ....................... 7,477 712,782
72,529,070
a
Commercial Services & Supplies  —  0 .9%
Copart, Inc.
(a)
........................... 61,740 4,112,501
Driven Brands Holdings, Inc.
(a) (b)
............... 9,076 264,929
IAA, Inc.
(a)
.............................. 19,381 808,769
Rollins, Inc. ............................. 33,554 1,221,366
6,407,565
a
Distributors  —  1 .1%
Genuine Parts Co. ........................ 20,107 3,374,357
LKQ Corp. ............................. 36,206 2,134,706
Pool Corp. ............................. 5,512 2,125,482
7,634,545
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a)
.......... 8,328 639,424
Grand Canyon Education, Inc.
(a)
............... 4,441 517,643
H&R Block, Inc. .......................... 22,490 876,660
Mister Car Wash, Inc.
(a) (b)
.................... 11,215 115,178
Service Corp. International .................. 21,659 1,606,015
3,754,920
a
Entertainment  —  11 .7%
Activision Blizzard, Inc. ..................... 112,589 8,620,940
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 74,985 401,170
Electronic Arts, Inc. ....................... 40,147 5,166,116
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 2,984 190,021
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 29,057 2,057,236
Live Nation Entertainment, Inc.
(a)
.............. 22,586 1,817,947
Madison Square Garden Sports Corp. , Class A ..... 2,740 498,242
Netflix, Inc.
(a)
............................ 63,465 22,457,725
Playtika Holding Corp.
(a)
.................... 12,873 135,038
ROBLOX Corp. , Class A
(a)
................... 64,798 2,411,133
Spotify Technology SA
(a)
.................... 20,270 2,284,834
Take-Two Interactive Software, Inc.
(a)
............ 23,656 2,678,569
Walt Disney Co. (The)
(a)
.................... 264,169 28,659,695
Warner Bros Discovery, Inc. , Series A
(a)
.......... 341,720 5,064,290
Security Shares Value
a
Entertainment (continued)
World Wrestling Entertainment, Inc. , Class A ...... 6,238 $ 527,859
82,970,815
a
Food & Staples Retailing  —  8 .4%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 19,400 1,405,918
Costco Wholesale Corp. .................... 60,183 30,761,939
Walmart, Inc. ............................ 192,796 27,737,560
59,905,417
a
Hotels, Restaurants & Leisure  —  16 .9%
Airbnb, Inc. , Class A
(a)
...................... 54,385 6,042,717
Aramark ............................... 33,574 1,495,050
Booking Holdings, Inc.
(a)
.................... 5,618 13,674,774
Boyd Gaming Corp. ....................... 11,059 689,086
Caesars Entertainment, Inc.
(a)
................ 29,707 1,546,546
Carnival Corp.
(a) (b)
......................... 141,283 1,528,682
Chipotle Mexican Grill, Inc.
(a)
................. 4,035 6,643,143
Choice Hotels International, Inc. ............... 4,660 572,667
Churchill Downs, Inc. ...................... 5,161 1,280,444
Darden Restaurants, Inc. ................... 17,730 2,623,508
Domino's Pizza, Inc. ....................... 5,112 1,804,536
DraftKings, Inc. , Class A
(a)
................... 51,249 768,223
Expedia Group, Inc.
(a)
...................... 21,901 2,503,284
Hilton Worldwide Holdings, Inc. ............... 38,592 5,599,313
Hyatt Hotels Corp. , Class A
(a)
................. 6,858 748,345
Las Vegas Sands Corp.
(a)
................... 47,904 2,826,336
Marriott International, Inc. , Class A ............. 38,460 6,698,963
Marriott Vacations Worldwide Corp. ............. 5,412 866,137
McDonald's Corp. ........................ 101,403 27,115,162
MGM Resorts International .................. 46,455 1,923,702
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 60,558 921,087
Penn Entertainment, Inc.
(a)
................... 22,371 793,052
Planet Fitness, Inc. , Class A
(a)
................ 12,088 1,023,249
Royal Caribbean Cruises Ltd.
(a)
............... 31,897 2,071,391
Six Flags Entertainment Corp.
(a)
............... 10,840 291,054
Starbucks Corp. .......................... 166,250 18,144,525
Travel + Leisure Co. ....................... 11,545 489,162
Vail Resorts, Inc. ......................... 5,820 1,526,819
Wendy's Co. (The) ........................ 24,692 550,632
Wyndham Hotels & Resorts, Inc. .............. 12,574 974,611
Wynn Resorts Ltd.
(a)
....................... 15,092 1,564,135
Yum! Brands, Inc. ........................ 40,843 5,330,420
120,630,755
a
Household Durables  —  2 .7%
DR Horton, Inc. .......................... 45,699 4,510,034
Garmin Ltd. ............................. 22,328 2,207,793
Leggett & Platt, Inc. ....................... 19,267 704,402
Lennar Corp. , Class A ...................... 36,321 3,719,270
Lennar Corp. , Class B ..................... 2,099 181,270
Newell Brands, Inc. ....................... 54,663 872,422
NVR, Inc.
(a)
............................. 422 2,223,940
PulteGroup, Inc. ......................... 32,825 1,867,414
Tempur Sealy International, Inc. ............... 24,335 991,651
Toll Brothers, Inc. ......................... 15,377 914,778
Whirlpool Corp. .......................... 7,726 1,202,088
19,395,062
a
Interactive Media & Services  —  0 .1%
TripAdvisor, Inc.
(a)
........................ 14,867 346,401
a
Internet & Direct Marketing Retail  —  12 .9%
Amazon.com, Inc.
(a)
....................... 824,171 84,996,755
eBay, Inc. .............................. 78,651 3,893,225
Etsy, Inc.
(a)
............................. 18,104 2,490,748

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Internet & Direct Marketing Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
.................... 11,422 $ 691,031
92,071,759
a
Leisure Products  —  0 .6%
Hasbro, Inc. ............................ 19,025 1,125,709
Mattel, Inc.
(a)
............................ 50,909 1,041,598
Peloton Interactive, Inc. , Class A
(a) (b)
............ 44,626 577,014
Polaris, Inc. ............................. 7,974 915,734
YETI Holdings, Inc.
(a)
...................... 12,489 559,008
4,219,063
a
Media  —  2 .4%
Fox Corp. , Class A , NVS .................... 43,033 1,460,540
Fox Corp. , Class B ........................ 20,627 653,876
Interpublic Group of Companies, Inc. (The) ....... 56,192 2,048,760
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 10,864 441,296
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
22,415 903,324
New York Times Co. (The) , Class A ............. 23,521 819,472
News Corp. , Class A , NVS .................. 55,011 1,114,523
News Corp. , Class B ...................... 17,165 350,853
Nexstar Media Group, Inc. ................... 5,248 1,074,633
Omnicom Group, Inc. ...................... 29,463 2,533,523
Paramount Global , Class A
(b)
................. 1,392 37,097
Paramount Global , Class B , NVS .............. 83,528 1,934,508
Sirius XM Holdings, Inc.
(b)
................... 101,625 588,409
Trade Desk, Inc. (The) , Class A
(a)
.............. 63,566 3,222,796
17,183,610
a
Multiline Retail  —  3 .7%
Dollar General Corp. ...................... 32,670 7,631,712
Dollar Tree, Inc.
(a)
......................... 30,773 4,621,489
Kohl's Corp. ............................ 16,805 543,978
Macy's, Inc. ............................ 39,026 922,184
Nordstrom, Inc. .......................... 16,297 318,443
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 9,039 494,976
Target Corp. ............................ 67,136 11,556,791
26,089,573
a
Personal Products  —  1 .4%
Coty, Inc. , Class A
(a) (b)
...................... 50,889 506,855
Estee Lauder Companies, Inc. (The) , Class A ...... 33,263 9,216,512
9,723,367
a
Road & Rail  —  1 .6%
Avis Budget Group, Inc.
(a) (b)
.................. 3,697 739,548
Hertz Global Holdings, Inc.
(a)
................. 27,337 492,613
Lyft, Inc. , Class A
(a)
........................ 46,003 747,549
Uber Technologies, Inc.
(a)
................... 278,197 8,604,633
U-Haul Holding Co. ....................... 1,256 84,190
U-Haul Holding Co. , Series N , NVS ............. 11,721 724,240
11,392,773
a
Specialty Retail  —  16 .4%
Advance Auto Parts, Inc. .................... 8,700 1,324,836
AutoNation, Inc.
(a)
......................... 4,885 619,027
AutoZone, Inc.
(a)
......................... 2,741 6,684,888
Bath & Body Works, Inc. .................... 33,137 1,524,633
Best Buy Co., Inc. ........................ 29,112 2,582,817
Burlington Stores, Inc.
(a)
.................... 9,530 2,190,280
CarMax, Inc.
(a) (b)
.......................... 22,869 1,611,121
Carvana Co. , Class A
(a) (b)
.................... 16,088 163,615
Dick's Sporting Goods, Inc. .................. 7,700 1,006,852
Five Below, Inc.
(a)
......................... 7,904 1,558,116
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 14,950 1,357,011
GameStop Corp. , Class A
(a) (b)
................. 38,872 850,131
Gap, Inc. (The) .......................... 28,199 382,660
Security Shares Value
a
Specialty Retail (continued)
Home Depot, Inc. (The)
(b)
................... 115,647 $ 37,489,288
Leslie's, Inc.
(a)
........................... 23,037 356,843
Lithia Motors, Inc. ........................ 3,925 1,033,060
Lowe's Companies, Inc. .................... 90,034 18,749,580
O'Reilly Automotive, Inc.
(a)
................... 8,983 7,117,680
Penske Automotive Group, Inc.
(b)
.............. 3,735 477,408
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 11,443 133,769
RH
(a)
................................. 2,748 857,349
Ross Stores, Inc. ......................... 49,384 5,836,695
TJX Companies, Inc. (The) .................. 168,273 13,774,828
Tractor Supply Co. ........................ 15,995 3,646,700
Ulta Beauty, Inc.
(a)
........................ 7,304 3,753,964
Victoria's Secret & Co.
(a)
.................... 11,742 494,925
Williams-Sonoma, Inc. ..................... 9,593 1,294,479
116,872,555
a
Textiles, Apparel & Luxury Goods  —  5 .4%
Capri Holdings Ltd.
(a)
...................... 18,184 1,209,054
Carter's, Inc. ............................ 5,398 450,031
Columbia Sportswear Co.
(b)
.................. 5,213 499,927
Deckers Outdoor Corp.
(a)
.................... 3,818 1,632,119
Hanesbrands, Inc. ........................ 50,541 426,566
Lululemon Athletica, Inc.
(a)
................... 16,178 4,964,705
Nike, Inc. , Class B ........................ 177,649 22,620,047
PVH Corp. ............................. 9,393 844,431
Ralph Lauren Corp. , Class A ................. 5,868 726,752
Skechers USA, Inc. , Class A
(a)
................ 19,377 933,002
Tapestry, Inc. ............................ 35,066 1,597,958
Under Armour, Inc. , Class A
(a)
................. 27,415 339,672
Under Armour, Inc. , Class C , NVS
(a)
............ 28,765 313,538
VF Corp. .............................. 50,631 1,566,523
38,124,325
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 6,447 976,785
a
Total Long-Term Investments — 99.9%
(Cost: $ 833,541,527 ) ................................ 711,003,387
a
Short-Term Securities
Money Market Funds  —  2 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 19,776,575 19,788,441
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 981,544 981,544
a
Total Short-Term Securities — 2.9%
(Cost: $ 20,753,542 ) ................................. 20,769,985
Total Investments — 102.8%
(Cost: $ 854,295,069 ) ................................ 731,773,372
Liabilities in Excess of Other Assets — ( 2 .8 ) % ............... (19,661,822)
Net Assets — 100.0% ................................. $ 712,111,550
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 26,606,180  $ —  $ (6,857,907)
(a)
$ 32,687  $ 7,481  $ 19,788,441  19,776,575  $ 282,247
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000  361,544
(a)
—  —  —  981,544  981,544  19,741  1
$ 32,687  $ 7,481
$ 20,769,985
$ 301,988  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 1 03/17/23 $ 205 $ 12,935
S&P Consumer Discretionary Select Sector E-Mini Index ........................................... 5 03/17/23 754 64,019
$ 76,954

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Consumer Discretionary ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 711,003,387  $ —  $ —  $ 711,003,387
Short-Term Securities
Money Market Funds ...................................... 20,769,985  —  —  20,769,985
$ 731,773,372  $ —  $ —  $ 731,773,372
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 76,954  $ —  $ —  $ 76,954
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares